Note 12 - Employee Stock Purchase Plan (Details Textual) - USD ($)	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Stock Issued During Period, Value, Employee Stock Purchase Plan	$ 358			$ 28,952	$ 49,757
2010 Employee Stock Purchase Plan [Member]
Percentage Of Discount Allowed For Shares Issued Under Employee Stock Purchase Plan			15.00%	15.00%
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	25,000			25,000
Stock Issued During Period, Shares, Employee Stock Purchase Plans	2,240	4,459		29,807	2,838
Stock Issued During Period, Value, Employee Stock Purchase Plan	$ 358	$ 10,700		$ 28,952	$ 49,757
Defined Contribution Plan, Cost	$ 54	$ 1,784		$ 4,523	$ 7,541